Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Significant Accounting Policies	Summary of Significant Accounting Policies
Principles of Consolidation
The unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates relied upon in preparing these financial statements include, but are not limited to, revenue recognition, expected future cash flows used to evaluate the recoverability of long-lived assets, contingent liabilities, expensing and capitalization of research and development costs for internal-use software, the average period of benefit associated with costs capitalized to obtain revenue contracts, the determination of the fair value of stock-based awards issued, stock-based compensation expense, and the recoverability of the Company’s net deferred tax assets and related valuation allowance.
Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from management’s estimates if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made.
Subsequent Events Considerations
The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required. The Company has evaluated all subsequent events and determined that there are no material recognized or unrecognized subsequent events requiring disclosure, other than those disclosed in this Quarterly Report on Form 10-Q.
Emerging Growth Company Status
The Company is an "emerging growth company," as defined in the Jumpstart Our Business Startups Act, or JOBS Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not "emerging growth companies." The Company may take advantage of these exemptions until the Company is no longer an "emerging growth company." Section 107 of the JOBS Act provides that an "emerging growth company" can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the year following the fifth anniversary of an offering or such earlier time that it is no longer an emerging growth company. The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700.0 million in market value of its stock held by non-affiliates (and it has been a public company for at least 12 months, and has filed one annual report on Form 10-K), or it issues more than $1.0 billion of non-convertible debt securities over a three-year period.
Revenue Recognition
The Company derives revenue from two sources: (1) subscription revenues via the Semrush Online Visibility Management Platform and the Prowly Public Relations Platform, which are comprised of subscription fees from customers accessing the Company’s SaaS services and related customer support; and (2) the Semrush Marketplace, which allows customers to pay a set fee for services or products offered through the marketplace.
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration it expects to receive in exchange for those products or services. There were no changes to the Company’s revenue recognition policies since the filing of the Prospectus.
For the three and nine months ended September 30, 2021 and 2020, subscription revenue accounted for nearly all of the Company’s revenue. Revenue related to the Semrush Marketplace was not material for the three and nine months ended September 30, 2021 and 2020.
Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met. The Company primarily invoices and collects payments from customers for its services in advance on a monthly or annual basis.
Deferred revenue represents amounts billed for which revenue has not yet been recognized. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue, and the remaining portion is recorded as long-term deferred revenue. Deferred revenue increased by $9,634 as of September 30, 2021 compared December 31, 2020. During the three months ended September 30, 2021 and 2020, $18,504 and $11,672 of revenue was recognized that was included in deferred revenue at the beginning of each respective period. During the nine months ended September 30, 2021 and 2020, $22,874 and $17,343 of revenue was recognized that was included in deferred revenue at the beginning of each respective period.
The Company has elected to exclude amounts charged to customers for sales tax from the transaction price. Accordingly, revenue is presented net of any sales tax collected from customers.
Transaction Price Allocated to Future Performance Obligations
ASC 606 requires that the Company disclose the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of the balance sheet dates reported.
For contracts with an original expected duration greater than one year, the aggregate amount of the transaction price allocated to the performance obligations that were unsatisfied as of September 30, 2021 and December 31, 2020 was $1,081 and $1,280, respectively, which the Company expects to recognize over the next 12 months.
For contracts with an original expected duration of one year or less, the Company has applied the practical expedient available under ASC 606 to not disclose the amount of transaction price allocated to unsatisfied performance obligations as of September 30, 2021 and December 31, 2020. For performance obligations not satisfied as of September 30, 2021 and December 31, 2020, and to which this expedient applies, the nature of the performance obligations is consistent with performance obligations satisfied as of December 31, 2019. The remaining durations are less than one year.
Costs to Obtain a Contract
The incremental direct costs of obtaining a contract, which primarily consist of sales commissions paid for new subscription contracts, are deferred and recorded as deferred contract costs in the consolidated balance sheet and are amortized over a period of approximately 24 months on a systematic basis, consistent with the pattern of transfer of the goods or services to which the asset relates. The 24-month period represents the estimated benefit period of the customer relationship and has been determined by taking into consideration the type of product sold, the commitment term of the customer contract, the nature of the Company’s technology development life-cycle, and an estimated customer relationship period based on historical experience and future expectations. Sales commissions for renewals and upgrade contracts are deferred and amortized on a straight-line basis over the remaining estimated customer relationship period of the related customer. Deferred contract costs that will be recorded as expense during the succeeding 12-month period are recorded as current deferred contract costs, and the remaining portion is recorded as deferred contract costs, net of current portion. Amortization of deferred contract costs is included in sales and marketing expense in the accompanying consolidated statement of operations and comprehensive income (loss).
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid instruments purchased with an original maturity date of 90 days or less from the date of purchase to be cash equivalents. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such determination at each balance sheet date.
Cash and cash equivalents consist of cash on deposit with banks and amounts held in interest-bearing money market funds. Cash equivalents are carried at cost, which approximates their fair market value. At September 30, 2021 and December 31, 2020, restricted cash was $176 and $88, respectively, and related to cash held at a financial institution in an interest-bearing cash account as collateral for a letter of credit related to the contractual provisions for one of the Company’s building leases.
The following table is a reconciliation of cash, cash equivalents and restricted cash included in the accompanying condensed consolidated balance sheets that sum to the total cash, cash equivalents and restricted cash included in the accompanying condensed consolidated statements of cash flows for the nine months ended September 30, 2021 and 2020.

	September 30, 2021	September 30, 2020
Cash and cash equivalents	$188,510	$32,712
Restricted cash included in “other long-term assets”	176	88
Total cash, cash equivalents and restricted cash, at end of period	$188,686	$32,800
Concentrations of Credit Risk and Significant Customers
The Company has no off-balance sheet risk, such as foreign exchange contracts, option contracts, or other hedging arrangements. Credit losses historically have not been significant and the Company generally has not experienced any material losses related to receivables from individual customers, or groups of customers. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company's accounts receivable.
Credit risk with respect to accounts receivable is dispersed due to the large number of customers of the Company. The Company routinely assesses the creditworthiness of its customers and generally does not require its customers to provide collateral or other security to support accounts receivable. Credit losses historically have not been significant and the Company generally has not experienced any material losses related to receivables from individual customers, or groups of customers. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company's accounts receivable.
As of September 30, 2021 and December 31, 2020, no individual customer represented more than 10% of the Company’s accounts receivable. During the three and nine months ended September 30, 2021 and 2020, no individual customer represented more than 10% of the Company’s revenue.
Disclosure of Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses, approximated their fair values at September 30, 2021 and December 31, 2020, due to the short-term nature of these instruments.
The Company has evaluated the estimated fair value of financial instruments using available market information. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts. See below for further discussion.
Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a three-level valuation hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
This guidance further identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants based on the highest and best use of the asset or liability. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company uses valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized as follows:
Level 1 inputs—Unadjusted observable quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs—Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 inputs—Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported by little or no market activity.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company evaluates assets and liabilities subject to fair value measurements on a recurring and nonrecurring basis to determine the appropriate level to classify them for each reporting period.
Cash equivalents include money market funds with original maturities of 90 days or less from the date of purchase. The fair value measurement of these assets is based on quoted market prices in active markets for identical assets and, therefore, these assets are recorded at fair value on a recurring basis and classified as Level 1 in the fair value hierarchy. As of September 30, 2021 and December 31, 2020, cash equivalents held in money market funds totaled $21,727 and $29,369, respectively.
As of September 30, 2021, the Company measured its investments in convertible notes (see Note 4) and its contingent consideration associated with the acquisition of Prowly.com sp. z o.o (“Prowly”) on a recurring basis using significant unobservable inputs (Level 3) and did not have any assets or liabilities measured at fair value on a recurring basis using significant other observable inputs (Level 2). As of December 31, 2020, the Company’s only recurring Level 3 fair value measurement was its contingent consideration associated with the acquisition of Prowly. Changes in fair value of the convertible notes were not material for the three and nine months ended September 30, 2021. The changes in fair value of the contingent consideration associated with the Prowly acquisition were insignificant for the nine months ended September 30, 2021. As of December 31, 2020, the Company did not have any assets or liabilities measured at fair value on a recurring basis using significant other observable inputs (Level 2).
Foreign Currency Translation
The Group operates in a multi-currency environment having transactions in such currencies as the U.S. dollar, Russian rubles, Czech koruna, euros, and others. The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is the U.S. dollar, with the exception of Prowly, where the functional currency is the local currency, the Zloty. The foreign currency translation adjustment as it relates to Prowly was immaterial for the three and nine months ended September 30, 2021 and 2020, respectively. For all other entities, foreign currency transactions are measured initially in the functional currency of the recording entity by use of the exchange rate in effect at that date. At each subsequent balance sheet date, foreign currency denominated assets and liabilities of these international subsidiaries are remeasured into U.S. dollars using the exchange rates in effect at the balance sheet date or historical rates, as appropriate. Any differences resulting from the remeasurement of foreign currency denominated assets and liabilities of the international subsidiaries to the U.S. dollar functional currency are recorded within other income (expense) in the unaudited condensed consolidated statement of operations and comprehensive loss. The foreign currency exchange loss included in other income for the three months ended September 30, 2021 and 2020 was $(57) and $(26), respectively, and $(66) and $(296) for the nine months ended September 30, 2021 and 2020, respectively.
Net Income (Loss) Per Share
Net income (loss) per share information is determined using the two-class method, which includes the weighted-average number of shares of common stock outstanding during the period and other securities that participate in dividends (a participating security). Prior to the completion of the IPO, the Company considered the shares of Preferred Stock to be participating securities because they include rights to participate in dividends with the common stock. As of September 30, 2021, the Company did not have any participating securities outstanding.
Under the two-class method, basic net income (loss) per share attributable to common stockholders is computed by dividing the net income (loss) attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net income (loss) per share attributable to common stockholders is computed using the more dilutive of (1) the two-class method or (2) the if-converted method. The Company allocates net income first to preferred stockholders based on dividend rights under the Company’s certificate of incorporation and then to preferred and common stockholders based on ownership interests. Net losses are not allocated to preferred stockholders as they do not have an obligation to share in the Company’s net losses.
During the nine months ended September 30, 2021, the Company amended its certificate of incorporation to create two classes of common stock outstanding: Class A common stock and Class B common stock. As more fully described in Note 9, the rights of the holders of Class A and Class B common stock are identical, except with respect to voting and conversion. Each share of Class A common stock is entitled to one (1) vote per share and each share of Class B common stock is entitled to ten (10) votes per share. Each share of Class B common stock is convertible into one share of Class A common stock at the option of the holder at any time. Shares of Class B common stock are automatically converted into Class A common stock upon sale or transfer, subject to certain limited exceptions. Shares of Class A common stock are not convertible. See Note 9 to these unaudited condensed consolidated financial statements for additional information regarding the current conversion and transfer terms of the Company’s common stock. The Company allocates undistributed earnings attributable to common stock between the common stock classes on a one to one basis when computing net income (loss) per share. As a result, basic and diluted net income (loss) per share of Class A common stock and share of Class B common stock are equivalent.
Diluted net income (loss) per share gives effect to all potentially dilutive securities. Potential dilutive securities consist of shares of common stock issuable upon the exercise of stock options, shares of common stock issuable upon the conversion of the outstanding shares of Preferred Stock, and shares of common stock issuable upon the vesting of restricted stock awards (RSAs) or restricted stock units (RSUs).
For the three months ended September 30, 2021 and the three and nine months ended September 30, 2020, the dilutive effect of common stock equivalents has been excluded from the calculation of diluted net loss per share as their effect would have been anti-dilutive due to the net losses incurred for these periods.
The following table presents a reconciliation of the weighted-average shares outstanding used in the calculation of basic and diluted net income (loss) per share:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Weighted-average shares outstanding:
Weighted-average number of shares of common stock used in computing net income (loss) per share attributable to common stockholders—basic	135,673,000	94,834,000	122,595,000	94,722,000
Dilutive effect of share equivalents resulting from stock options	—	—	6,417,000	—
Dilutive effect of share equivalents resulting from RSAs and RSUs	—	—	164,000	—
Dilutive effect of shares issuable upon conversion of preferred stock	—	—	9,463,000	—
Weighted-average number of shares of common stock used in computing net income (loss) per share attributable to common stockholders—diluted	135,673,000	94,834,000	138,639,000	94,722,000
The following potentially dilutive common stock equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the three and nine months ended September 30, 2021 and 2020:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2021	2020	2021	2020
Stock options outstanding	6,500,908	6,223,290	19,503	6,300,903
Shares of Preferred Stock	—	29,695,200	—	29,695,200
Unvested RSAs and RSUs	140,793	—	23,723	—
	6,641,701	35,918,490	43,226	35,996,103
Comprehensive income (loss)
Comprehensive income (loss) is comprised of two components: net income (loss) and other comprehensive income (loss), which includes other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. An immaterial cumulative translation adjustment related to the Prowly entity has been excluded from other comprehensive income for the three and nine months ended September 30, 2021. There were no components of other comprehensive income to report for the three and nine months ended September 30, 2020 and 2021; accordingly, comprehensive income (loss) equaled the total net income (loss) for all periods presented.
Recent Accounting Pronouncements
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). ASU 2016-02 requires a lessee to recognize most leases on the balance sheet but recognize expenses on the income statement in a manner similar to current practice. The update states that a lessee will recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying assets for the lease term. Leases will continue to be classified as either financing or operating, with classification affecting the recognition, measurement, and presentation of expenses and cash flows arising from a lease. For public entities, ASU 2016-02 is effective for years beginning after December 15, 2019. For non-public companies, ASU 2016-02 is effective for fiscal years beginning after December 15, 2021 and interim periods in annual periods beginning after December 15, 2022. Early adoption is permitted. The Company plans to adopt this guidance in the year ended December 31, 2022. The Company is currently assessing the impact that adopting this guidance will have on its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires that credit losses be reported as an allowance using an expected losses model, representing the entity's current estimate of credit losses expected to be incurred. The accounting guidance currently in effect is based on an incurred loss model. ASU 2016-13 affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. ASU 2016-13 is effective for public entities for annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. For non-public companies, ASU 2016-13 is effective for fiscal years beginning after December 15, 2022, and interim periods within those fiscal years. The Company plans to adopt this guidance in the year ending December 31, 2023. The Company is currently evaluating ASU 2016-13 and the potential impact on its condensed consolidated financial statements and financial statement disclosures.
In August 2018, the FASB issued ASU No. 2018-15, Intangible-Goodwill and Other Internal-Use Software (Subtopic 350-40). ASU 2018-15 updates guidance regarding accounting for implementation costs associated with a cloud computing arrangement that is a service contract. The amendments under
ASU 2018-15 are effective for public entities for years beginning after December 15, 2019, and interim periods within those years. For non-public companies, ASU 2081-15 is effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021, with early adoption permitted. The Company plans to adopt this guidance in the annual period ending December 31, 2021. The Company is currently assessing the impact that adopting this guidance will have on its condensed consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes – Simplifying the Accounting for Income Taxes. The new guidance simplifies the accounting for income taxes by removing several exceptions in the current standard and adding guidance to reduce complexity in certain areas, such as requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. For public companies, the ASU is effective for years beginning after December 15, 2020, and interim periods within those years, with early adoption permitted. For non-public companies, the new standard is effective for years beginning after December 15, 2021, with early adoption permitted. The Company plans to adopt this guidance in the annual period ending December 31, 2022. The Company is currently assessing the impact that adopting this guidance will have on its condensed consolidated financial statements.
Summary of Significant Accounting Policies
The accompanying consolidated financial statements reflect the application of certain significant accounting policies as described below and elsewhere in these notes to the consolidated financial statements. The Company believes that a significant accounting policy is one that is both important to the portrayal of the Company’s financial condition and results, and requires management’s most difficult, subjective, or complex judgments, often as the result of the need to make estimates about the effect of matters that are inherently uncertain.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative United States generally accepted accounting principles as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Update (“ASU”) of the Financial Accounting Standards Board (“FASB”).
Principles of Consolidation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting period. Significant estimates relied upon in preparing these financial statements include, but are not limited to, revenue recognition, expected future cash flows used to evaluate the recoverability of long-lived assets, contingent liabilities, expensing and capitalization of research and development costs for internal-use software, the average period of benefit associated with costs capitalized to obtain revenue contracts, the determination of the fair value of stock-based awards issued, stock-based compensation expense, and the recoverability of the Company’s net deferred tax assets and related valuation allowance.
Although the Company regularly assesses these estimates, actual results could differ materially from these estimates. Changes in estimates are recorded in the period in which they become known. The Company bases its estimates on historical experience and various other assumptions that it believes to be reasonable under the circumstances. Actual results may differ from management’s estimates if these results differ from historical experience, or other assumptions do not turn out to be substantially accurate, even if such assumptions are reasonable when made.
Reclassification
Restricted cash totaling $88 as of December 31, 2019 has been reclassified from cash and cash equivalents to other current term assets to conform to the current period presentation. Additionally, the Company has reclassified $888 which was previously classified as accounts payable as of December 31, 2019 to accrued expenses to conform to the current period presentation. These reclassifications had no effect on the consolidated results of operation or cash flows for the year ended December 31, 2019.
Subsequent Events Considerations
The Company considers events or transactions that occur after the balance sheet date but prior to the issuance of the financial statements to provide additional evidence for certain estimates or to identify matters that require additional disclosure. Subsequent events have been evaluated as required. See Note 13.
Revenue Recognition
The Company derives revenue from two sources: (1) subscription revenues via the Semrush Online Visibility Management Platform and the Prowly Public Relations Platform, which are comprised of subscription fees from customers accessing the Company’s SaaS services and related customer support; and (2) the Semrush Marketplace, which allows customers to pay a set fee for services or products offered through the marketplace.
For the years ended December 31, 2019 and 2020, subscription revenue accounted for nearly all of the Company’s revenue. Revenue related to the Semrush Marketplace was not material for the years ended December 31, 2019 and 2020.
The Company offers subscriptions to its platform primarily on a monthly or annual basis. The Company sells its products and services primarily through a self-service model and also directly through its sales force. The Company’s subscription arrangements provide customers the right to access the Company’s hosted software applications. Customers do not have the right to take possession of the Company’s software during the hosting arrangement. Subscriptions are generally non-cancellable during the contractual subscription term; however, subscription contracts contain a right to a refund if requested within seven days of purchase.
The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers (“ASC 606”). Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration it expects to receive in exchange for those products or services. To achieve the core principle of ASC 606, the Company performs the following steps:
1)Identify the contract(s) with a customer;
2)Identify the performance obligations in the contract;
3)Determine the transaction price;
4)Allocate the transaction price to the performance obligations in the contract; and
5)Recognize revenue when (or as) the Company satisfies a performance obligation.
The Company recognizes subscription and support revenue ratably over the term of the contract, beginning on the date the customer is provided access to the Company’s service. These subscriptions are generally stand-ready obligations as the customer has access to the service throughout the term of the subscription, and the Company’s performance obligations are satisfied with the customer over time. The Company considers the Semrush Online Visibility Management Platform and related support services to have the same pattern of transfer to the customer. As such, they are accounted for as a single performance obligation.
Amounts that have been invoiced are recorded in accounts receivable and in deferred revenue or revenue, depending on whether the revenue recognition criteria have been met. The Company primarily invoices and collects payments from customers for its services in advance on a monthly or annual basis.
Deferred revenue represents amounts billed for which revenue has not yet been recognized. Deferred revenue that will be recognized during the succeeding 12-month period is recorded as current deferred revenue, and the remaining portion is recorded as long-term deferred revenue. Deferred revenue increased by $7,646 and $6,994 during the years ended December 31, 2019 and 2020, respectively. During the years ended December 31, 2019 and 2020, $11,525 and $19,218 of revenue was recognized that was included in deferred revenue at the beginning of each respective period.
The Company has elected to exclude amounts charged to customers for sales tax from the transaction price. Accordingly, revenue is presented net of any sales tax collected from customers.
Transaction Price Allocated to Future Performance Obligations
ASC 606 requires that the Company disclose the aggregate amount of the transaction price that is allocated to performance obligations that have not yet been satisfied as of the balance sheet dates reported.
For contracts with an original expected duration greater than one year, the aggregate amount of the transaction price allocated to the performance obligations that were unsatisfied as of December 31, 2019 and 2020 was $1,437 and $1,280, respectively, which the Company expects to recognize over the next 12 months.
For contracts with an original expected duration of one year or less, the Company has applied the practical expedient available under ASC 606 to not disclose the amount of transaction price allocated to unsatisfied performance obligations as of December 31, 2019 and 2020. For performance obligations not satisfied as of December 31, 2019 and 2020, and to which this expedient applies, the nature of the performance obligations is consistent with performance obligations satisfied as of December 31, 2019 and 2020. The remaining durations are less than one year.
Costs to Obtain a Contract
The incremental direct costs of obtaining a contract, which primarily consist of sales commissions paid for new subscription contracts, are deferred and recorded as deferred contract costs in the consolidated balance sheet and are amortized over a period of approximately 24 months on a systematic basis, consistent with the pattern of transfer of the goods or services to which the asset relates. The 24-month period represents the estimated benefit period of the customer relationship and has been determined by taking into consideration the type of product sold, the commitment term of the customer contract, the nature of the Company’s technology development life-cycle, and an estimated customer relationship period based on historical experience and future expectations. Sales commissions for renewals and upgrade contracts are deferred and amortized on a straight-line basis over the remaining estimated customer relationship period of the related customer. Deferred contract costs that will be recorded as expense during the succeeding 12-month period is recorded as current deferred contract costs, and the remaining portion is recorded as deferred contract costs, net of current portion. Amortization of deferred contract costs is included in sales and marketing expense in the accompanying consolidated statement of operations and comprehensive loss.
Cost of Revenue
Cost of revenue primarily consists of expenses related to supporting and hosting the Company’s SaaS platform, acquiring data and providing support to the Company’s customers. These costs include salaries, benefits, incentive compensation, and stock-based compensation expense related to the management of the Company’s data centers, the customer support team and the customer success team, and data acquisition costs. In addition to these expenses, the Company incurs third-party service provider costs, such as data center and networking expenses, allocated overhead costs, and depreciation and amortization expense associated with the Company’s property and equipment and capitalized internal-use software development costs.
Cash, Cash Equivalents, and Restricted Cash
The Company considers all highly liquid instruments purchased with an original maturity date of 90 days or less from the date of purchase to be cash equivalents. Management determines the appropriate classification of investments at the time of purchase and re-evaluates such determination at each balance sheet date.
Cash and cash equivalents consist of cash on deposit with banks and amounts held in interest-bearing money market funds. Cash equivalents are carried at cost, which approximates their fair market value. At both December 31, 2019 and 2020, restricted cash was $88, and related to cash held at a financial institution in an interest-bearing cash account as collateral for a letter of credit related to the contractual provisions for one of the Company’s building leases. Restricted cash is included in “other assets” and in “prepaid expenses and other current assets” in the accompanying consolidated balance sheets as of December 31, 2019 and 2020, respectively, based on the maturity date of the letter of credit.
The following table is a reconciliation of cash, cash equivalents, and restricted cash included in the accompanying consolidated balance sheets that sum to the total cash, cash equivalents and restricted cash included in the accompanying consolidated statements of cash flows.

	December 31, 2019	December 31, 2020
Cash and cash equivalents	$37,435	$35,531
Restricted cash included in “other assets” and “prepaid expenses and other current assets”, respectively	88	88
	$37,523	$35,619
Concentrations of Credit Risk and Significant Customers
The Company has no off-balance sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivables. The Company maintains its cash and cash equivalents with multiple financial institutions that management believes to be of high-credit quality. At times, the deposits with these financial institutions may exceed federally insured limits.
Credit risk with respect to accounts receivable is dispersed due to the large number of customers of the Company. The Company routinely assesses the creditworthiness of its customers and generally does not require its customers to provide collateral or other security to support accounts receivable. Credit losses historically have not been significant and the Company generally has not experienced any material losses related to receivables from individual customers, or groups of customers. Due to these factors, no additional credit risk beyond amounts provided for collection losses is believed by management to be probable in the Company’s accounts receivable.
As of December 31, 2019 and 2020, no individual customer represented more than 10% of the Company’s accounts receivable. During the years ended December 31, 2019 and 2020, no individual customer represented more than 10% of the Company’s revenue.
Allowance for doubtful accounts
The Company reduces gross trade accounts receivable by an allowance for doubtful accounts based upon the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable and based upon historical loss patterns, the number of days that billings are past due, and an evaluation of the potential risk of loss associated with specific accounts. Provisions for the allowance for doubtful accounts are recorded in general and administrative expense. As of December 31, 2019 and 2020, the Company did not record an allowance for doubtful accounts.
Property and Equipment
Property and equipment are stated at cost less accumulated depreciation and amortization using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the shorter of the lease term or the estimated useful life of the related asset. The estimated useful lives of the Company’s property and equipment are as follows:

Estimated Useful Life
(In Years)
Computer equipment	2 to 5
Furniture and office equipment	5 to 7
Leasehold improvements	2 to 4
Expenditures for maintenance and repairs are charged to expense as incurred, whereas major betterments are capitalized as additions to property and equipment.
Capitalized Software Development Costs
Costs incurred to develop software applications used in the Company’s SaaS platform consist of certain direct costs of materials and services incurred in developing or obtaining internal-use computer software, and payroll and payroll-related costs for employees who are directly associated with, and who devote time to, the project. These costs generally consist of internal labor during configuration, coding, and testing activities. Research and development costs incurred during the preliminary project stage or costs incurred for data conversion activities, training, maintenance, and general and administrative or overhead costs are expensed as incurred. Once an application has reached the development stage, internal and external costs, if direct and incremental, are capitalized until the application is substantially complete and ready for its intended use. Qualified costs incurred during the operating stage of the Company’s software applications relating to upgrades and enhancements are capitalized to the extent it is probable that they will result in added functionality, while costs incurred for maintenance of, and minor upgrades and enhancements to, internal-use software are expensed as incurred.
Capitalized software development costs are amortized on a straight-line basis over their estimated useful life of three years. Management evaluates the useful lives of these assets on an annual basis and tests for impairment whenever events or changes in circumstances occur that could impact the recoverability of these assets.
During the years ended December 31, 2019 and 2020, the Company capitalized $162 and $1,032, respectively, of software development costs, which are classified as intangible assets on the accompanying consolidated balance sheets. The Company recorded amortization expense associated with its capitalized development costs of $182 and $305 for the years ended December 31, 2019 and 2020, respectively. As of December 31, 2019 and 2020, the capitalized internal-use software asset balances totaled $408 and $1,038, respectively.
Business Combinations
In accordance with ASC 805, Business Combinations (ASC 805), the Company recognizes the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values. Determining these fair values requires management to make significant estimates and assumptions, especially with respect to intangible assets.
The Company recognizes identifiable assets acquired and liabilities assumed at their acquisition date fair value. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair value of the assets acquired and the liabilities assumed and represents the expected future economic benefits arising from other assets acquired that are not individually identified and separately recognized. While the Company uses its best estimates and assumptions as part of the purchase price allocation process to accurately value assets acquired and liabilities assumed at the acquisition date, its estimates are inherently uncertain and subject to refinement. Assumptions may be incomplete or inaccurate, and unanticipated events or circumstances may occur, which may affect the accuracy or validity of such assumptions, estimates, or actual results. As a result, during the measurement period, which may be up to one year from the acquisition date, the Company records adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill to the extent that it identifies adjustments to the preliminary purchase price allocation. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations.
Goodwill and acquired intangible assets
Goodwill is not amortized, but is evaluated for impairment annually, or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has determined that there is a single reporting unit for the purpose of conducting this goodwill impairment assessment and the fair value of its reporting unit has been determined based on the Company’s enterprise value. As part of the annual goodwill impairment test, the Company has the option to perform a qualitative assessment to determine whether further impairment testing is necessary. Examples of events and circumstances that might indicate that the reporting unit’s fair value is less than its carrying amount include macro-economic conditions such as deterioration in the entity’s operating environment or industry or market considerations; entity-specific events such as increasing costs, declining financial performance, or loss of key personnel; or other events such as a sustained decrease in the stock price on either an absolute basis or relative to peers. If, as a result of its qualitative assessment, it is more likely than not (i.e., greater than 50% chance) that the fair value of the Company’s reporting unit is less than its carrying amount, the quantitative impairment test will be required. Otherwise, no further testing will be required. The Company completed its qualitative assessment and concluded that as of October 1, 2020, it is not more likely than not that the fair value of the Company’s reporting unit is less than its carrying amount.
Intangible assets acquired in a business combination are recorded at their estimated fair values at the date of acquisition. The Company amortizes acquired definite-lived intangible assets over their estimated useful lives based on the pattern of consumption of the economic benefits or, if that pattern cannot be readily determined, on a straight-line basis. The Company evaluates the recoverability of intangible assets periodically by taking into account events or circumstances that may warrant revised estimates of useful lives or that indicate the asset may be impaired. The Company considered potential impairment indicators of acquired intangible assets at December 31, 2020 and noted no indicators of impairment.
Impairment of Long-Lived Assets
Long-lived assets consist of property and equipment, intangible assets, and capitalized internal-use software development costs. Long-lived assets to be held and used are tested for recoverability whenever events or changes in business circumstances indicate that the carrying amount of the assets may not be fully recoverable. Factors that the Company considers in deciding when to perform an impairment review include significant underperformance of the business in relation to expectations, significant negative industry or economic trends and significant changes or planned changes in the use of the assets. If an impairment review is performed to evaluate a long-lived asset group for recoverability, the Company compares forecasts of undiscounted cash flows expected to result from the use and eventual disposition of the long-lived asset group to its carrying value. An impairment loss would be recognized when estimated undiscounted future cash flows expected to result from the use of an asset group are less than its carrying amount. The impairment loss would be based on the excess of the carrying value of the impaired asset group over its fair value, determined based on discounted cash flows.
For the year ended December 31, 2019, the Company did not identify any indicators of impairment of its long-lived assets. For the year ended December 31, 2020, the Company recorded an immaterial amount of impairment expense relating to capitalized software.
Deferred Offering Costs
Deferred offering costs, which primarily consist of direct incremental legal and accounting fees relating to the IPO and to a credit facility (Note 13), are deferred. The deferred issuance costs relating to the IPO will be offset against IPO proceeds upon the consummation of the Company’s proposed offering. In the event the IPO is terminated, or delayed more than 90 days, deferred offering costs relating to the IPO will be expensed. The deferred costs relating to the credit facility will be amortized to interest expense up through the maturity date of the facility. See Note 13 for further discussion on the terms of the credit facility. As of December 31, 2020, the Company had deferred offering costs relating to the IPO and the credit facility of $1,716 and $754, respectively, which is classified in other long-term assets in the accompanying consolidated balance sheet. As of December 31, 2019, there were no deferred offering costs recorded.
Disclosure of Fair Value of Financial Instruments
The carrying amounts of the Company’s financial instruments, which include cash and cash equivalents, accounts receivable, accounts payable, and accrued expenses, approximated their fair values at December 31, 2019 and 2020, due to the short-term nature of these instruments.
The Company has evaluated the estimated fair value of financial instruments using available market information. The use of different market assumptions and/or estimation methodologies could have a significant effect on the estimated fair value amounts. See below for further discussion.
Fair Value Measurements
ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), establishes a three-level valuation hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.
This guidance further identifies fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants based on the highest and best use of the asset or liability. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. The Company uses valuation techniques to measure fair value that maximize the use of observable inputs and minimize the use of unobservable inputs. These inputs are prioritized as follows:
Level 1 inputs—Unadjusted observable quoted prices in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level 2 inputs—Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 inputs—Unobservable inputs for determining the fair values of assets or liabilities that reflect an entity’s own assumptions about the assumptions that market.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The Company evaluates assets and liabilities subject to fair value measurements on a recurring and nonrecurring basis to determine the appropriate level to classify them for each reporting period.
Cash equivalents include money market funds with original maturities of 90 days or less from the date of purchase. The fair value measurement of these assets is based on quoted market prices in active markets for identical assets and, therefore, these assets are recorded at fair value on a recurring basis and classified as Level 1 in the fair value hierarchy. As of December 31, 2019 and 2020, cash equivalents held in money market funds totaled $31,060 and $29,369, respectively.
As of December 31, 2019 and 2020, the Company did not have any assets or liabilities measured at fair value on a recurring basis using significant other observable inputs (Level 2) or on a recurring basis using significant unobservable inputs (Level 3).
As discussed further in Note 7, in connection with the Series A Preferred Stock financing, the Company issued a call option to the Series A Preferred Stock investor that allowed the investor to purchase additional shares of Preferred Stock (the “Share Purchase Option”). The call option expired two years from the date of issuance. The Company recorded the fair value of the Share Purchase Option at fair value on the date of issuance. Fair value of the Share Purchase Option was evaluated each reporting period and changes in fair value were recorded in the accompanying consolidated statement of operations and comprehensive loss up through the date of exercise in February 2019. See Note 7 for further discussion on the accounting for the Share Purchase Option.
The Company determined the fair value of the Share Purchase Options using Level 3 inputs during the year ended December 31, 2019.
A rollforward of the fair value measurements of the Share Purchase Option for the year end December 31, 2019, is as follows:

Balance as of January 1, 2019	$4,367
Change in fair value included in other expense	903
Reclassification to stockholders’ deficit upon exercise	(5,270)
Balance as of December 31, 2019	$—
Advertising Costs
Advertising costs are expensed as incurred. Advertising expense, which is included within sales and marketing expense in the consolidated statement of operations and comprehensive loss, was $17,997 and $25,467 for the years ended December 31, 2019 and 2020, respectively.
Leases
The Company categorizes leases at their inception as either operating or capital leases. On certain lease arrangements, the Company may receive rent holidays or other incentives. The Company recognizes lease costs on a straight-line basis once control of the space is achieved, without regard to deferred payment terms, such as rent holidays, that defer the commencement date of required payments or escalating payment amounts. The difference between required lease payments and rent expense has been recorded as deferred rent. Additionally, incentives received are treated as a reduction of costs over the term of the agreement, as they are considered an inseparable part of the lease agreement.
Foreign Currency Translation
The Group operates in a multi-currency environment having transactions in such currencies as the U.S. dollar, Russian rubles, Czech koruna, euros, and others. The reporting currency of the Company is the U.S. dollar. The functional currency of the Company’s foreign subsidiaries is the U.S. dollar, with the exception of Prowly.com Sp.z o.o. (“Prowly”), where the functional currency is the local currency, the Zloty. The foreign currency translation adjustment as it relates to Prowly was immaterial for the year ended December 31, 2020. For all other entities, foreign currency transactions are measured initially in the functional currency of the recording entity by use of the exchange rate in effect at that date. At each subsequent balance sheet date, foreign currency denominated assets and liabilities of these international subsidiaries are remeasured into U.S. dollars using the exchange rates in effect at the balance sheet date or historical rates, as appropriate. Any differences resulting from the remeasurement of foreign denominated assets and liabilities of the international subsidiaries to the U.S. dollar functional currency are recorded within other income (expense) in the consolidated statement of operations and comprehensive loss. The foreign currency exchange loss included in other expense for the years ended December 31, 2019 and 2020 was $733 and $672, respectively.
Income Taxes
The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the Company’s consolidated financial statements and tax returns. Deferred tax assets and liabilities are determined based upon the differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities and for loss and credit carryforwards, using enacted tax rates expected to be in effect in the year in which the differences are expected to reverse. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that these assets may not be realized.
The Company provides reserves for potential payments of tax to various tax authorities related to uncertain tax positions. Amounts recognized are based on a determination of whether a tax benefit taken by the Company is more likely than not to be sustained upon audit. The amount recognized is equal to the largest amount that is more than 50% likely to be sustained. Interest and penalties associated with such uncertain tax positions are recorded as a component of income tax expense. As of December 31, 2019 and 2020, the Company has not identified any uncertain tax positions.
Net Loss Per Share
Net loss per share information is determined using the two-class method, which includes the weighted-average number of shares of common stock outstanding during the period and other securities that participate in dividends (a participating security). The Company considers the shares of Preferred Stock to be participating securities because they include rights to participate in dividends with the common stock.
Under the two-class method, basic net loss per share attributable to common stockholders is computed by dividing the net loss attributable to common stockholders by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share attributable to common stockholders is computed using the more dilutive of (1) the two-class method or (2) the if-converted method. The Company allocates net income first to the holders of the Preferred Stock based on dividend rights under the Company’s certificate of incorporation and then to preferred and common stockholders based on ownership interests. Net losses are not allocated to preferred stockholders as they do not have an obligation to share in the Company’s net losses.
Diluted net loss per share gives effect to all potentially dilutive securities. Potential dilutive securities consist of shares of common stock issuable upon the exercise of stock options, shares of common stock issuable upon the conversion of the outstanding shares of Preferred Stock, and shares of common stock issuable upon the vesting of restricted stock awards.
For the years ended December 31, 2019 and 2020, the net loss attributable to common stockholders is divided by the weighted-average number of shares of common stock outstanding during the period to calculate diluted earnings per share. The dilutive effect of common stock equivalents has been excluded from the calculation as their effect would have been anti-dilutive due to the net losses incurred for the period.
The following potentially dilutive common stock equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the period presented:

	Year ended December 31,
	2019	2020
Stock options outstanding	5,693,100	7,611,258
Shares of Preferred Stock	29,695,200	29,695,200
Restricted stock outstanding	—	156,852
Stock-Based Compensation
The Company accounts for stock-based compensation awards in accordance with the provisions of ASC 718, Compensation—Stock Compensation, which requires the recognition of expense related to the fair value of stock-based compensation awards in the statements of operations. For service-based awards, the Company recognizes stock-based compensation expense on a straight-line basis over the requisite service period of the award with actual forfeitures recognized as they occur.
See Note 8 for further description of the Company’s stock-based compensation plans and a summary of the stock-based award activity for the years ended December 31, 2019 and 2020.
Comprehensive loss
Comprehensive loss is comprised of two components: net loss and other comprehensive loss, which includes other changes in stockholders’ deficit that result from transactions and economic events other than those with stockholders. The Company had no items qualifying as other comprehensive loss with the exception of an immaterial cumulative translation adjustment related to the Prowly entity; accordingly, comprehensive loss equaled total net loss for the years ended December 31, 2019 and 2020.
Contingent Liabilities
The Company has certain contingent liabilities that arise in the ordinary course of business activities. The Company accrues for loss contingencies when losses become probable and are reasonably estimable. If the reasonable estimate of the loss is a range and no amount within the range is a better estimate, the minimum amount of the range is recorded as a liability. The Company does not accrue for contingent losses that, in its judgment, are considered to be reasonably possible, but not probable; however, it discloses the range of such reasonably possible losses.
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the chief executive officer (“CEO”). The Company and the CEO view the Company’s operations and manage its business as one operating segment.
In August 2020, the Company expanded its technological capabilities and solutions offerings through the acquisition of Prowly. In respect to this transaction, the Company concluded that Prowly does not qualify as a separate reporting unit for the purpose of segment reporting. Accordingly, the Company’s revenue and assets incorporate those of Prowly in Note 12.
Emerging Growth Company Status
The Company is an "emerging growth company," as defined in the Jumpstart Our Business Startups Act, or JOBS Act, and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not "emerging growth companies." The Company may take advantage of these exemptions until the Company is no longer an "emerging growth company." Section 107 of the JOBS Act provides that an "emerging growth company" can take advantage of the extended transition period afforded by the JOBS Act for the implementation of new or revised accounting standards. The Company has elected to use the extended transition period for complying with new or revised accounting standards and, as a result of this election, its financial statements may not be comparable to companies that comply with public company effective dates. The Company may take advantage of these exemptions up until the last day of the year following the fifth anniversary of an offering or such earlier time that it is no longer an emerging growth company. The Company would cease to be an emerging growth company if it has more than $1.07 billion in annual revenue, has more than $700.0 million in market value of its stock held by non-affiliates (and it has been a public company for at least 12 months, and has filed one annual report on Form 10-K), or it issues more than $1.0 billion of non-convertible debt securities over a three-year period.
Recent Accounting Pronouncements
From time to time, new accounting pronouncements are issued by the FASB or other standard setting bodies and adopted by the Company as of the specified effective date. Unless otherwise discussed, the Company believes that the impact of recently issued standards that are not yet effective will not have a material impact on its financial position or results of operations upon adoption.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). ASU 2016-02 requires a lessee to recognize most leases on the balance sheet but recognize expenses on the income statement in a manner similar to current practice. The update states that a lessee will recognize a lease liability for the obligation to make lease payments and a right-to-use asset for the right to use the underlying assets for the lease term. Leases will continue to be classified as either financing or operating, with classification affecting the recognition, measurement, and presentation of expenses and cash flows arising from a lease. For public entities, ASU 2016-02 is effective for years beginning after December 15, 2019. For non-public companies, ASU 2016-02 is effective for fiscal years beginning after December 15, 2021 and interim periods in annual periods beginning after December 15, 2022. Early adoption is permitted. The Company plans to adopt this guidance in the year ended December 31, 2022. The Company is currently assessing the impact that adopting this guidance will have on its consolidated financial statements.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments. ASU 2016-13 requires that credit losses be reported as an allowance using an expected losses model, representing the entity’s current estimate of credit losses expected to be incurred. The accounting guidance currently in effect is based on an incurred loss model. ASU 2016-13 affect loans, debt securities, trade receivables, net investments in leases, off balance sheet credit exposures, reinsurance receivables, and any other financial assets not excluded from the scope that have the contractual right to receive cash. ASU 2016-13 is effective for public entities for annual reporting periods beginning after December 15, 2019, including interim periods within those fiscal years. For non-public companies, ASU 2016-13 is effective for fiscal years beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The Company plans to adopt this guidance in the year ended December 31, 2021. The Company is currently evaluating ASU 2016-13 and the potential impact on its consolidated financial statements and financial statement disclosures.
In August 2018, the FASB issued ASU No. 2018-15, Intangible-Goodwill and Other Internal-Use Software (Subtopic 350-40). ASU 2018-15 updates guidance regarding accounting for implementation costs associated with a cloud computing arrangement that is a service contract. The amendments under ASU 2018-15 are effective for public entities for years beginning after December 15, 2019, and interim periods within those years. For non-public companies, ASU 2081-15 is effective for annual reporting periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021, with early adoption permitted. The Company plans to adopt this guidance in the year ended December 31, 2021. The Company is currently assessing the impact that adopting this guidance will have on its consolidated financial statements.
In December 2019, the FASB issued ASU 2019-12, Income Taxes – Simplifying the Accounting for Income Taxes. The new guidance simplifies the accounting for income taxes by removing several exceptions in the current standard and adding guidance to reduce complexity in certain areas, such as requiring that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. For public companies, the ASU is effective for years beginning after December 15, 2020, and interim periods within those years, with early adoption permitted. For non-public companies, the new standard is effective for years beginning after December 15, 2021, with early adoption permitted. The Company plans to adopt this guidance in the year ended December 31, 2021. The Company is currently assessing the impact that adopting this guidance will have on its consolidated financial statements.